Deconsolidation (Tables)	12 Months Ended
Dec. 31, 2023
Deconsolidation [Abstract]
Schedule of Fair Value of the Operations	The fair value of the operations of ICinit, determined as of October 1, 2021, included the estimated consideration received, less costs to sell. Gain from sales of this transaction is as follows:
	RMB	USD
Consideration received	40,975	6,427
Fair value of retained noncontrolling interest (49%)	1,003,886	157,455
Carrying value of noncontrolling interest	1,426,158	223,687
	2,471,019	387,569
Less: ICinit’s book value	(3,361,955)	(527,308)
Exchange rate difference	(10,590)	-
Loss on deconsolidation	(901,526)	(139,739)

Schedule of Net Assets	Net assets of the entities disposed and gain on disposal was as follows:
December 31, 2022
RMB
Total current assets	13,370,652
Total other assets	25,022
Total assets	13,395,674
Total current liabilities	22,402,087
Total net assets	(9,006,413)
Noncontrolling interests	53,661
Total consideration	-
Total gain on disposal	8,952,752
	RMB	USD
Total current assets	3,583,579	505,962
Total other assets	115,270	16,275
Total assets	3,698,849	522,237
Total current liabilities	301,464	42,563
Total net assets	3,397,385	479,674
Total consideration	-	-
Total loss on disposal	17,801,786	2,526,259